Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt
Note 20 - Long-Term Debt
Long-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2021	2020
Hayfin Loan Facility	197.0	195.0
Syndicated Senior Secured Credit Facilities	272.7	270.0
New Bridge Facility	30.3	30.0
$350 million Convertible bonds	350.0	350.0
PPL Delivery Financing	753.3	753.3
Keppel Delivery Financing	259.2	259.2
Principal outstanding	1,862.5	1,857.5
Back end fees due to PPL and Keppel on Delivery of rigs	42.8	42.8
Effective interest rate adjustments on PPL and Keppel delivery Financing	17.1	13.4
Deferred finance charges(1)	(6.5)	(7.5)
Carrying value	1,915.9	1,906.2
Carrying amounts in the table above include, where applicable, deferred financing fees and certain interest adjustments to allow for variations in interest payments to be straight lined.

(1) For the year ended December 31, 2021, deferred finance charges includes the capitalization of extension fees associated with amendments made to the Hayfin Term Loan Facility, the Syndicated Senior Secured Credit Facilities and the New Bridge Facility, in January 2021, offset by amortization recognized during the year.

The scheduled maturities as of December 31, 2021 of our principal debt are as follows:

(In $ millions)	December 31, 2021
2022	—
2023	1,603.3
2024	—
2025	86.4
2026	172.8
Thereafter	—
Total	1,862.5
Our Revolving and Term Loan Credit Facilities
Hayfin Loan Facility

Original Agreement

On June 25, 2019, we entered into a $195 million senior secured term loan facility agreement with funds managed by Hayfin Capital Management LLP, as lenders, among others. Our wholly-owned subsidiary, Borr Midgard Assets Ltd., is the borrower under the Hayfin Facility, which is guaranteed by Borr Drilling Limited and secured by mortgages over three of our jack-up rigs, pledges over shares of and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs and general assignments of rig insurances, certain rig earnings, charters, intra-group loans and management agreements from our related rig-owning subsidiaries. Our Hayfin Facility was originally due to mature in June 2022 and bears interest at a rate of LIBOR plus a specified margin. The Hayfin Facility agreement includes a make-whole obligation if repaid during the first twelve months and, thereafter, a fee for early prepayment and final repayment.

Our Hayfin Facility agreement contains various financial covenants, including a requirement that we maintain minimum liquidity equal to three months' interest on the facility for each jack-up rig providing security that are not actively operating under an approved drilling contract (as defined in the Hayfin Facility agreement). Our Hayfin Facility agreement also contains a loan to value covenant, linked to a minimum security value clause, initially requiring that the market value of our rigs at all times should cover at least 175% of the aggregate outstanding facility amount.

The facility also contains various covenants which restrict distributions of cash from Borr Midgard Holding Ltd., Borr Midgard Assets Ltd. and our related rig-owning subsidiaries to us or our other subsidiaries and the management fees payable to Borr Midgard Assets Ltd.’s directly-owned subsidiaries. Our Hayfin Facility agreement also contains customary events of default which include any change of control, non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the Hayfin Facility agreement or security documents or jeopardize the security provided thereunder. If there is an event of default, the lenders under our Hayfin Facility may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. The lenders under our Hayfin Facility may also require replacement or additional security if the market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant.

June 2020 Amendments

In June 2020, Hayfin agreed to certain amendments to the facility, including relaxing some restrictions related to transfer of cash within the ring fenced structure and allowing the Company to utilize minimum liquidity equal to three months' interest ($2.4 million at the time) in the Ring Fenced Entities to pay interest under the facility. The restricted cash was originally required to be replenished on January 1, 2021, however following loan agreement amendments in January 2021 this date was amended to October 1, 2021. As at December 31, 2021, we held $1.1 million of restricted cash relating to this facility (see Note 11 - Restricted Cash). In January 2021, this value-to-loan covenant threshold was lowered from 175% to 140%. As at December 31, 2021, the Company was in compliance with the requirements of the amended value-to-loan covenant.

January 2021 Amendments

In January 2021, Hayfin agreed to certain amendments to the facility pursuant to which the maturity date of this facility was amended from June 2022 to January 2023. Also included in the January 2021 amendments were purchase options for the benefit of Hayfin, in respect of the “Thor” and “Skald”, unless the rigs were activated by December 31, 2021, in order to repay the secured debt on the relevant rig, with the right for the company to repay/refinance the loan and retain the rig within a certain time period. As at December 31, 2021, the "Skald" was activated and operating, and the "Thor" was undergoing activation. In December 2021, the date at which the "Thor" had to completed its activation was amended to February 28, 2022, which was further amended as described below.

March 2022 Consent and Amendment

In March 2022, the Company entered into a “Consent and Amendment letter” with Hayfin where Hayfin consented to the Company entering into agreements with the shipyards to defer debt maturities and delivery installments until 2025 and make other amendments to the shipyard facilities, including changing the payments in 2022 and 2023. The Consent and Amendment letter introduced a Financial Covenant related to the Book Equity Ratio of the Company, similar to that of the Syndicated Senior
Secured Credit Facilities. Moreover, this Consent and Amendment letter amended the date by which the "Thor" had to complete its activation from February 28, 2022, to March 31, 2022 and subsequently, Hayfin has agreed to further extend such date to April 30, 2022.

As of December 31, 2021, jack-up rigs “Saga”, “Skald” and “Thor” were pledged as collateral for the $195 million Hayfin Loan Facility. Total book value of the encumbered rigs was $381.8 million as of December 31, 2021.

As of December 31, 2021, the facility was fully drawn and we had $197.0 million outstanding under our Hayfin Facility, which included a deferred amendment fee of $2.0 million.
Syndicated Senior Secured Credit Facilities

Original Agreement

On June 25, 2019, we entered into $450 million senior secured credit facility agreements with DNB Bank ASA, Danske Bank, Citibank N.A., Jersey Branch and Goldman Sachs Bank USA, as lenders, among others. The senior credit facilities were comprised of a $230 million credit facility, $50 million newbuild facility (which was cancelled in 2020), $70 million facility for the issuance of guarantees and other trade finance instruments as required in the ordinary course of business and, a $100 million incremental facility, which was subject to transferring two secured rigs from the New Bridge Revolving Credit Facility (outlined below). This agreement was amended on September 12, 2019, when Clifford Capital Pte. Ltd. became a new lender with a commitment of $25 million and as such, one rig as security was transferred from the New Bridge Revolving Credit Facility utilizing $50 million of the incremental facility. On December 23, 2019, certain financial covenants related to maturity dates and interest payments were amended. Our obligations under our Syndicated facility are secured by mortgages over seven of our jack-up rigs and pledges over shares of and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs and general assignments of rig insurances, certain rig earnings, charters, intra-group loans and management agreements from our related rig-owning subsidiaries. The terms of the facility allow for an additional jack-up rig, "Odin", currently secured under the New Bridge Facility, to be transferred to our Syndicated Facility if there are incremental commitments from other financiers in the Syndicated Facility (in which case the New Bridge Facility would be repaid at that time). Our Syndicated Facility bears interest at a rate of LIBOR plus a specified margin, and was originally due to mature in June 2022.

The Syndicated Facility agreement contains various covenants, including, among others, restrictions on incurring additional indebtedness and entering into joint ventures; covenants subjecting dividends to certain conditions which, if not met, would require the approval of our lenders prior to the distribution of any dividend; restrictions on the repurchase of our shares and restrictions on changing the general nature of our business. Furthermore, a change of control event occurs if Mr. Tor Olav Trøim ceases to serve on our board, or Mr. Tor Olav Trøim ceases to maintain ownership of at least three million  shares (subject to adjustment for certain transactions). Our Syndicated Facility agreement also contains customary events of default which include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the Syndicated Facility agreement or security documents or jeopardize the security provided thereunder. If there is an event of default, the lenders may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. The lenders may also require replacement or additional security if the market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant. In addition, our Syndicated Facility contains a “Most Favored Nation” clause giving the lenders a right to amend the financial covenants to reflect any more lender-favorable covenants in any other agreement pursuant to which loan or guarantee facilities are provided to us, including amendments to our Financing Arrangements.

June 2020 Amendments

In June 2020, the lenders agreed to amend the terms of various of the covenants, and the dates of certain amortization payments which otherwise would have occurred in 2021 to occur on maturity in the second quarter of 2022. The agreements included requirements that we maintain a minimum book equity ratio until and including December 31, 2021, equal to or higher than 25%; and thereafter equal to or higher than 40%, a positive working capital balance, a debt service cover ratio in excess of 1.25 of our interest and related expenses from the start of 2022. Furthermore, the Company was required to maintain minimum liquidity equal to $5 million in cash until December 31, 2020; $10 million in cash from and including January 1, 2021, to and including June 30, 2021; $15 million in cash from and including July 1, 2021 to and including September 30, 2021; $20 million in cash from and including October, 1 2021, to and including December 31, 2021; and free liquidity including cash and undrawn revolving credit facilities of the higher of (i) $30 million and (ii) 3% of the aggregate of net interest bearing debt and certain funds in blocked accounts on or after January 1, 2022.
January 2021 Amendments

In January 2021, further amendments were made to the terms of various of the covenants and amortization payments and maturity dates were amended to January 2023. The amended agreements included a requirement that we maintain a minimum book equity ratio during 2022 equal to or higher than 30%, and during 2023 equal to or higher than 35%. Minimum liquidity covenant levels were also amended to (i) $5 million until December 31, 2021, (ii) $10 million from and including January 1, 2022 to and including June 30, 2022 and (iii) $15 million from and including July 1, 2022.

Furthermore, debt service cover ratio requirements were waived until final maturity. The threshold of the minimum value to loan covenant was also lowered from 175% to 140%. Following these amendments, the Company was in compliance with the requirements of the amended value-to-loan covenant.

December 2021 Amendment

In December 2021, the equity covenant was amended to require the Company to maintain an equity ratio in excess of (i) 25% until January 31, 2022, (ii) in excess of 30% from February 1, 2022 until December 31, 2022 and (iii) in excess of 35% from January 1, 2023.

January 2022 Amendment

In January 2022, the equity covenant was further amended to require the Company to maintain an equity ratio in excess of (i) 25% until June 30, 2022, (ii) in excess of 30% from July 1, 2022 until December 31, 2022 and (iii) in excess of 35% from January 1, 2023. In addition, the Company has undertaken to negotiate and use its best efforts to (i) agree a binding lock-up and refinancing agreement in relation to the Syndicated Senior Secured Credit Facilities, New Bridge Facility and the Convertible Bonds by no later than March 31, 2022, and (ii) implement and complete a refinancing of the Syndicated Senior Secured Credit Facilities, New Bridge Facility and the Convertible Bonds by no later than June 30, 2022. The January 2022 amendments cease to apply if the December 2021 Agreements in Principle for the PPL Newbuild Financing and Keppel Newbuild Financing, described below, are not implemented or if the terms under those agreements are modified in any respect (unless approved in writing by the agent under the Syndicated Senior Secured Credit Facilities).

As of December 31, 2021, jack-up rigs “Frigg”, “Idun”, “Norve”, “Prospector 1”, “Prospector 5”, “Mist” and “Ran” were pledged as collateral for the Syndicated Senior Secured Credit Facilities. Total book value of the encumbered rigs was $571.9 million as of December 31, 2021.

As of December 31, 2021, we had $272.7 million outstanding under our Syndicated Facility, which included a deferred amendment fee of $2.7 million. In addition, we have a $70 million guarantee line under the Syndicated Facility, of which $11.2 million was utilized as of December 31, 2021. As of December 31, 2021, there was $10 million undrawn under the facility which may only be drawn at the discretion of all lenders.
New Bridge Facility

Original Agreement

On June 25, 2019, we entered into a $100 million senior secured revolving loan facility agreement with DNB Bank ASA and Danske Bank, as lenders, secured by mortgages over two of our jack-up rigs, assignments of intra-group loans, rig insurances and certain rig earnings and pledges over shares of and related guarantees from certain of our rig-owning subsidiaries who provide this security as owners of the mortgaged rigs. In connection with our utilization of the first incremental tranche under our Syndicated Facility in September 2019, the security over one of the rigs, “Ran”, was released and transferred into the Syndicated Senior Secured Credit Facilities and the facility amount was reduced to $50 million and $50 million was repaid. Our New Bridge Facility agreement was amended on October 30, 2019, when certain changes were made to the margin. Our New Bridge Facility bears interest at a rate of LIBOR plus a variable margin and was originally due to mature in June 2022.

The agreement contains various covenants, including, among others, restrictions on incurring additional indebtedness and entering into joint ventures; covenants requiring the approval of our lenders prior to the distribution of any dividends; and restrictions on the repurchase of our shares and restrictions on changing the general nature of our business. Furthermore, a change of control event occurs if Mr. Tor Olav Trøim ceases to serve on our Board or Mr. Tor Olav Trøim ceases to maintain ownership of at least three million  shares (subject to adjustment for certain transactions). Our New Bridge Facility agreement also contains customary events of default which include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the New Bridge Facility agreement or security documents or jeopardize the security provided thereunder. If there is an event of default, the lenders may have the right to declare a default or may seek to negotiate changes to the covenants and/or require additional security as a condition of not doing so. The lenders may also require replacement or additional security if the market value of the jack-up rigs over which security is provided is insufficient to meet our market value-to-loan covenant. In addition, our New Bridge Facility contains a “Most Favored Nation” clause giving the lenders a right to amend the financial covenants to reflect any more lender-favorable covenants in any other agreement pursuant to which loan or guarantee facilities are provided to us, including amendments to our Financing Arrangements.

June 2020, January 2021, December 2021 and January 2022 Amendments

The New Bridge Facility was amended in June 2020, January 2021, December 2021 and January 2022 to make amendments consistent with those made to the $450 million Syndicated Senior Secured Credit Facilities, described above.

As of December 31, 2021, “Odin” was pledged as collateral for the New Bridge Revolving Credit Facility. Total book value of the encumbered rig was $86.1 million as of December 31, 2021.

As of December 31, 2021, we had $30.3 million outstanding under our New Bridge Facility, which included a deferred amendment fee of $0.3 million. As of December 31, 2021, $20 million remained undrawn under our New Bridge Facility, which may only be drawn with the consent of all of the lenders.
Convertible Bonds

In May 2018, we raised $350.0 million through the issuance of convertible bonds, which mature in May 2023. As at December 31, 2021, the conversion price was $63.5892 per share, with the full amount of the convertible bonds convertible into a total of 5,504,079 shares. The convertible bonds have a coupon of 3.875% per annum payable semi-annually in arrears in equal installments. The terms and conditions governing our convertible bonds contain customary events of default, including failure to pay any amount due on the bonds when due, and certain restrictions, including, among others, restrictions on our ability and the ability of our subsidiaries to incur secured capital markets indebtedness, subject to exceptions. The Company entered into Call Spreads to mitigate potential effects of a conversion (see Note 8 - Other Financial Expenses, net).

As of December 31, 2021, we were in compliance with the covenants and our obligations under our convertible bonds.
Our Delivery Financing Arrangements

PPL Newbuild Financing

Original Agreements

In October 2017, we agreed to acquire nine premium “Pacific Class 400” jack-up rigs from PPL (the “PPL Rigs”). In connection with delivery of the PPL Rigs, our rig-owning subsidiaries as buyers of the PPL Rigs agreed to accept delivery financing for a portion of the purchase price equal to $87.0 million per jack-up rig (the “PPL Financing”).

The PPL Financing for each PPL Rig is an interest-bearing secured seller's credit, with the borrower being either a rig owner in which case its obligations are guaranteed by the Company, or the borrower being the Company, with the rig owner as guarantor and provider of security in its assets. Each seller’s credit originally matured on the date falling 60 months from the delivery date of the respective PPL Rig, however in January 2021, amendments were made to amend maturity dates for the loans to May 2023 and PPL has agreed in principal to further amend to the maturity dates to 2025, subject to conditions, as discussed below. The PPL Financing bears interest at 3-month USD LIBOR plus a variable marginal rate.

The PPL Financing is cross-collateralized and secured by a mortgage on each PPL Rig and an assignment of the insurances in respect of each PPL Rig. The PPL Financing also contains various covenants and the events of default include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the PPL Financing agreements or security documents, or jeopardize the security. In addition, each rig-owning subsidiary is subject to certain covenants.

Accrued, unpaid interest is guaranteed by Borr IHC Limited, an intermediate holding company which was incorporated on June 29, 2020 (in connection with the June 2020 Amendments, as discussed below). Borr IHC Limited is a subsidiary of the Company and has acquired the shares in the Company’s other subsidiaries with the exception of Borr Jack-Up XVI. The security for the PPL Financing also includes share security over the owners of the rigs which were delivered by PPL with finance under the PPL Financing agreements.

June 2020 Amendments

In June 2020, a substantial amount of cash payments of interest was deferred in relation to these rigs for the period from the first quarter of 2020 to the fourth quarter of 2021, and accrued interest became payable from the first quarter of 2022, except for $1 million becoming payable per quarter starting in the first quarter of 2020.

January 2021 Amendments

In January 2021, further amendments were made to the terms of various of the covenants, and repayment dates were amended to occur in May 2023. Accrued interest payments were amended to March 2023, however an interim payment schedule was introduced requiring a total of $6 million and $12 million to be paid in 2021 and 2022 respectively. Minimum liquidity covenant levels were also amended to: $5 million until December 31, 2021; $10 million from and including January 1, 2022 to and including June 30, 2022; $15 million from and including July 1, 2022. Value to loan covenants were also amended, requiring additional security in the event that the value of any rigs fall below $70 million in 2021, $75 million in 2022 or $80 million thereafter. Limitations were also placed on payments to other creditors, other than certain permitted payments.

December 2021 Agreement in Principle

On December 27, 2021, we agreed with PPL to amend debt maturities from 2023 to 2025. As part of these agreements, the Company agreed to make cash repayments on the accrued costs and capitalized payment-in-kind ("PIK") interest owed to PPL during 2022 and 2023, in addition to what was agreed in the January 2021 amendments (discussed above). These additional payments amount to $12.7 million at the completion of the amendment agreements for the deferral (including a $3.8 million amendment fee) and an additional $30 million payable later in 2022. The agreements also provided that the payment of the remaining deferred yard costs and capitalized interest originally due in 2023 would be paid out during 2023 and 2024. In addition, regular payments of cash interest and capital costs for deferring deliveries will commence in 2023. The agreement in principle also provided for applying a portion of future net equity offerings (approximately 20%) to repay amounts owed to the yards, first to be applied to the accrued and capitalized interest costs, and secondly to repay principal. This agreement in principle (which was implemented pursuant to a global amendment deed in the first quarter of 2022) contemplates that the Company will refinance maturities of its Senior Secured Credit Facilities and Hayfin facilities and convertible bonds to mature in 2025 or later and if such refinancing is not complete by June 30, 2022, the amendments contemplated by the December 2021 Agreement in Principle will cease to apply (with no obligation on the yard to repay additional amounts already paid pursuant to such amendments) and the maturities of the PPL Newbuild Financing debt will revert to the current schedule.

As of December 31, 2021, "Galar", "Gerd", "Gersemi", "Grid", "Gunnlod", "Groa", "Gyme", "Natt" and "Njord" were pledged as collateral for the PPL financing. Total book value for the encumbered rigs was $1,253.0 million as of December 31, 2021.

As of December 31, 2021, we had $753.3 million of principal debt (2020: $753.3 million) of PPL Financing outstanding and were in compliance with the covenants and our obligations under the PPL Financing agreements.
Keppel Newbuild Financing

Original Agreement

In May 2018, we agreed to acquire five premium KFELS B class jack-up rigs, three completed and two under construction from Keppel (the “Keppel H-Rigs”). As of December 31, 2021, two Keppel H-Rigs ("Huldra" and "Heidrun") remain to be delivered. In connection with delivery of the Keppel H-Rigs, Keppel has agreed to extend delivery financing for a portion of the purchase price equal to $90.9 million for the three delivered jack-up rigs and $77.7 million each for the two undelivered rigs "Huldra" and "Heidrun" (together to be referred to as the "H-Rig Financing"). Separately from the H-Rigs Financing described below, we may exercise an option to accept delivery financing from Keppel with respect to two ("Vale" and "Var") of the three additional newbuild jack-up rigs, acquired in connection with the Transocean Transaction. We will, prior to delivery of each jack-up rig from Keppel, consider available alternatives to such financing.

The H-Rig Keppel Financing for each Keppel Rig is an interest-bearing secured facility from the lender thereunder (an affiliate of Keppel), guaranteed by the Company which will be made available on delivery of each rig. Maturity dates were initially 60 months from the delivery date of each respective Keppel Rig, however in January 2021, amendments were made to extend maturity dates for the loans by one year, and for interest payment dates to be deferred by one year to the fourth anniversary of each loan.

Payments of interest were originally due to fall in quarterly installments from the first quarter of 2021 until delivery; such payment dates were amended as discussed below.

The H-Rig Financing for each respective Keppel Rig will be secured by a mortgage on such Keppel Rig, assignments of earnings and insurances and a charge over the shares of the rig-owning subsidiary which holds each such Keppel Rig. The H-Rig Financing agreements also contain a loan to value clause requiring that the market value of our rigs shall at all times be at least 130% of the loan and also contains various covenants, including, among others, restrictions on incurring additional indebtedness. Each Keppel Financing agreement also contains events of default which include non-payment, cross default, breach of covenants, insolvency and changes which have or are likely to have a material adverse effect on the relevant obligor’s business, ability to perform its obligations under the Keppel Financing agreements or security documents, or jeopardize the security.

June 2020 Amendments

In June 2020, we agreed to defer the delivery of two of the Keppel Rigs to the third quarter of 2022 and three of the newbuild jack-up rigs acquired in connection with the Transocean Transaction to June 30, 2022 ("Tivar") and the third quarter of 2022 ("Vale" and "Var"). We also agreed to pay certain holding and other costs for each of the five rigs in respect of the period from the original delivery dates to the revised delivery dates.

January 2021 Amendments

In January 2021, we agreed with Keppel to amendments to these agreements including for purchase price installments, holding costs and cost cover payments in respect of the five undelivered rigs to be deferred until 2023, other than interim payments totaling $6 million in 2021, and $12 million in 2022. We also agreed to postpone deliveries to May 2023 ("Tivar"), July 2023 ("Vale"), September 2023 ("Var"), October 2023 ("Huldra") and December 2023 ("Heidrun"). For the undelivered rigs, Keppel was given the right to terminate newbuilding contracts with no refund or other compensation to the rig owner(s) if it receives an offer form a third party, unless Borr purchases the rigs at the contract price within a certain time period. Limitations were also placed on payments to other creditors, other than certain permitted payments.

December 2021 Agreement in Principle

On December 27, 2021, we agreed with Keppel to amend debt maturities from 2023 to 2025. As part of these agreements, the Company agreed to make cash repayments on the accrued costs owed to the Keppel during 2022 and 2023, in addition to what was agreed in the January 2021 amendments (discussed above). These additional payments amount to $6.9 million at the completion of the amendment agreements for the deferral (including $2.8 million of amendment fee), and an additional $22.6 million payable later in 2022. The agreements also provided that the payment of the remaining deferred yard costs for the newbuilds originally due in 2023 would be paid out during 2023 and 2024. In addition, regular payments of capital costs for deferring deliveries will commence in 2023. The agreement in principle also provided for applying a portion of future net equity offerings (approximately 14.3%) to repay amounts owed to the yards, first to be applied to the accrued and capitalized costs, and secondly to repay principal. This agreement in principle contemplates that the Company will refinance maturities of its Senior Secured Credit Facilities and Hayfin facilities and convertible bonds to mature in 2025 or later and if such refinancing is not complete by June 30, 2022, the amendments contemplated by the December 2021 Agreement in Principle will cease to apply (with no obligation on the yard to repay additional amounts already paid pursuant to such amendments) and the maturities and delivery deferrals will revert to the current schedule.

As of December 31, 2021, Hermod, Hild and Heimdal were pledged as collateral for the Keppel financing. Total book value for the encumbered rigs was $438.0 million as of December 31, 2021.

As of December 31, 2021, we had $259.2 million (2020: $259.2 million) in Keppel principal Financing outstanding and were in compliance with our covenants and obligations under the Keppel Financing agreements.
Interest
The average interest rate for our interest-bearing debt (excluding our convertible bonds) was 4.85% for the year ended December 31, 2021 (2020: 4.93%). The average margin of our interest-bearing Financing Arrangements is calculated as the weighted average of the forecasted outstanding loan balance and margin, and excludes our convertible bonds.